Schedule of Investments (unaudited) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 2.3%(a)
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.36%, 08/15/30(b)	USD	700	$700,218
LMREC, Inc., Series 2016-CRE2, Class A, (LIBOR USD 1 Month + 1.70%), 3.74%, 11/24/31(b)		37	37,462
Progress Residential Trust, Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	99,903
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.31%, 04/20/31(b)		500	494,574

Total Asset-Backed Securities — 2.3% (Cost: $1,336,923)			1,332,157

Foreign Government Obligations — 0.7%

Colombia — 0.1%
Republic of Colombia:
10.00%, 07/24/24	COP	115,300	39,882
6.25%, 11/26/25		84,500	25,282

			65,164

France — 0.2%
Republic of France, 1.75%, 05/25/66(a)	EUR	93	141,725

Mexico — 0.3%
United Mexican States:
6.50%, 06/09/22	MXN	12	60,995
8.00%, 12/07/23		4	19,914
8.00%, 09/05/24		3	16,844
10.00%, 12/05/24		9	54,849

			152,602

Russia — 0.1%
Russian Federation, 8.50%, 09/17/31	RUB	4,158	71,688

Total Foreign Government Obligations — 0.7% (Cost: $433,317)			431,179

Non-Agency Mortgage-Backed Securities — 4.4%

Collateralized Mortgage Obligations — 0.6%
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57	USD	112	116,323
Series 2018-3, Class MA, 3.50%, 08/25/57		143	149,156
Series 2019-2, Class MA, 3.50%, 08/25/58		81	84,994

			350,473

Commercial Mortgage-Backed Securities — 3.1%
AREIT Trust, Series 2018-CRE1, Class A, 2.88%, 02/14/35(a)(c)		9	8,829
Commercial Mortgage Trust, Series 2017- PANW, Class A, 3.24%, 10/10/29(a)		440	458,390
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class C, 3.93%, 09/15/52		85	88,361
Hudson Yards Mortgage Trust, Series 2019- 30HY, Class D, 3.56%, 07/10/39(a)(c)		101	105,146
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.39%, 06/13/52		80	85,975
Morgan Stanley Capital I Trust:
Series 2018-SUN, Class A, 2.93%, 07/15/35(a)(c)		145	144,817
Series 2019-H6, Class A4, 3.42%, 06/15/52		131	140,831
Series 2019-H7, Class A4, 3.26%, 07/15/52		173	183,806
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/13/49(a)		290	291,459

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
RAIT Trust, Series 2017-FL7, Class A, 2.98%, 06/15/37(a)(c)	USD	29	$28,814
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 09/15/52		273	281,189

			1,817,617

Interest Only Commercial Mortgage-Backed Securities — 0.7%(c)
Core Industrial Trust(a):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34		3,275	48,594
Series 2015-WEST, Class XA, 1.08%, 02/10/37		1,570	71,193
CSAIL Commercial Mortgage Trust, Series 2019-C16, Class XA, 1.73%, 06/15/52		1,743	213,779
UBS Commercial Mortgage Trust, Series 2019- C17, Class XA, 1.00%, 09/15/52		1,020	117,951

			451,517

Total Non-Agency Mortgage-Backed Securities — 4.4% (Cost: $2,587,286)			2,619,607

U.S. Government Sponsored Agency Securities — 79.1%

Agency Obligations — 1.0%
Federal Home Loan Bank, 4.00%, 04/10/28		500	584,776

Collateralized Mortgage Obligations — 2.6%
Federal Home Loan Mortgage Corp., Series 4901, Class BF, (LIBOR USD 1 Month + 0.40%), 2.43%, 07/25/49(b)		248	248,217
Federal National Mortgage Association:
Series 2011-8, Class ZA, 4.00%, 02/25/41		235	249,857
Series 2019-39, Class LF, (LIBOR USD 1 Month + 0.45%), 2.47%, 08/25/49(b)		212	211,922
Government National Mortgage Association(b):
Series 2019-21, Class FL, (LIBOR USD 1 Month + 0.45%), 2.49%, 02/20/49		351	351,623
Series 2019-89, Class FH, (LIBOR USD 1 Month + 0.40%), 2.44%, 07/20/49		352	351,785
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.82%, 07/20/39(d)		138	157,232

			1,570,636

Commercial Mortgage-Backed Securities — 1.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes(d):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		221	233,302
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		184	192,963
Federal National Mortgage Association ACES Variable Rate Notes, Series 2019-M1, Class A2, 3.67%, 09/25/28(d)		118	130,438
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35		22	23,443
Series 2019-53, Class V, 2.75%, 08/16/31		56	58,461

			638,607

Interest Only Commercial Mortgage-Backed Securities — 2.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)(d)		20,978	37,493
Federal National Mortgage Association ACES Variable Rate Notes, Series 2015-M1, Class X2, 0.64%, 09/25/24(d)		4,584	101,488

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association Variable Rate Notes:
Series 2002-83, 0.00%, 10/16/42(d)	USD	903	$1
Series 2003-17, 0.00%, 03/16/43(d)		2,065	—
Series 2003-109, 0.00%, 11/16/43(d)		1,704	67
Series 2016-22, 0.77%, 11/16/55(d)		2,545	131,242
Series 2016-45, 1.01%, 02/16/58(d)		1,965	136,290
Series 2016-92, 1.01%, 04/16/58(d)		681	47,910
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(b)		1,459	131,206
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(b)		3,115	226,532
Series 2016-151, 1.09%, 06/16/58(d)		976	75,220
Series 2017-30, 0.74%, 08/16/58(d)		732	43,054
Series 2017-44, 0.70%, 04/17/51(d)		744	41,372
Series 2017-53, 0.69%, 11/16/56(d)		2,010	110,664
Series 2017-61, 0.77%, 05/16/59(d)		504	34,349
Series 2017-64, 0.72%, 11/16/57(d)		845	53,068
Series 2017-72, 0.68%, 04/16/57(d)		1,316	78,502

			1,248,458

Mortgage-Backed Securities — 72.3%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31		216	218,725
3.00%, 09/01/27 - 12/01/46		522	537,563
3.50%, 04/01/31 - 01/01/48		2,232	2,351,075
4.00%, 08/01/40 - 08/01/47		477	510,011
4.50%, 02/01/39 - 07/01/47		258	279,548
5.00%, 10/01/41 - 11/01/41		169	185,655
5.50%, 06/01/41		112	126,511
8.00%, 12/01/29 - 07/01/30		26	30,795
Federal National Mortgage Association:
3.00%, 02/01/44		70	72,404
3.13%, 09/01/27		122	130,820
3.16%, 03/01/27		187	198,932
3.50%, 11/01/46		198	205,629
4.00%, 01/01/41		11	11,723
Government National Mortgage Association:
3.00%, 02/15/45 - 12/20/46		1,593	1,642,456
3.00%, 10/15/49(e)		75	76,960
3.50%, 01/15/42 - 10/20/46		2,808	2,938,518
3.50%, 10/15/49(e)		631	653,443
4.00%, 09/20/40 - 01/15/48		470	497,493
4.00%, 10/15/49 - 11/15/49(e)		1,639	1,703,946
4.50%, 12/20/39 - 07/20/48		1,231	1,340,846
4.50%, 10/15/49 - 11/15/49(e)		1,275	1,331,253
5.00%, 12/15/38 - 07/20/42		103	115,573
5.00%, 10/15/49 - 11/15/49(e)		414	436,245
5.50%, 01/15/34		533	603,755
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		125	124,108
2.50%, 04/01/30 - 02/01/33		709	718,317
2.50%, 10/25/34(e)		380	383,229
3.00%, 04/01/29 - 03/01/47		3,715	3,827,507
3.00%, 10/25/34 - 10/25/49(e)		4,027	4,088,404
3.50%, 04/01/29 - 01/01/48		3,223	3,396,177
3.50%, 10/25/49 - 11/25/49(e)		2,601	2,668,377
4.00%, 01/01/26 - 08/01/49		3,635	3,889,067
4.00%, 10/25/49 - 11/25/49(e)		2,820	2,926,857
4.50%, 05/01/24 - 05/01/48		525	565,174
4.50%, 10/25/49 - 11/25/49(e)		1,989	2,094,827
5.00%, 09/01/35 - 08/01/41		226	248,655
5.00%, 10/25/49(e)		877	939,281
5.50%, 05/01/34 - 12/01/39		233	262,240
6.00%, 04/01/35 - 06/01/41		256	294,154

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
6.50%, 05/01/40	USD	45	$52,238

			42,678,491

Total U.S. Government Sponsored Agency Securities — 79.1% (Cost: $46,014,146)			46,720,968

U.S. Treasury Obligations — 50.7%
U.S. Treasury Bonds:
4.25%, 05/15/39		170	234,148
4.50%, 08/15/39		170	241,779
4.38%, 11/15/39		170	238,471
3.13%, 02/15/43		660	787,179
2.88%, 05/15/43 - 11/15/46		1,290	1,485,684
3.63%, 08/15/43		660	851,220
3.75%, 11/15/43		660	868,132
3.00%, 02/15/48		630	748,002
2.25%, 08/15/49(f)		895	920,487
U.S. Treasury Inflation Linked Notes, 0.50%, 04/15/24(f)		3,083	3,119,415
U.S. Treasury Notes:
2.00%, 07/31/20		2,520	2,522,658
2.50%, 12/31/20(f)		1,890	1,906,242
1.75%, 04/30/22 - 07/31/24		4,830	4,860,640
2.13%, 12/31/22 - 05/15/25		2,650	2,710,820
2.75%, 05/31/23(f)		1,260	1,312,369
2.13%, 07/31/24(f)		1,260	1,292,140
2.00%, 02/15/25(f)		1,580	1,613,266
1.50%, 08/15/26(f)		1,830	1,815,417
2.25%, 08/15/27(f)		1,260	1,317,241
2.88%, 08/15/28		380	417,822
3.13%, 11/15/28		380	426,609
1.63%, 08/15/29(f)		215	214,009

Total U.S. Treasury Obligations — 50.7% (Cost: $28,733,359)			29,903,750

Total Long-Term Investments — 137.2% (Cost: $79,105,031)			81,007,661

Short-Term Securities — 15.1%

Commercial Paper — 0.9%
Macquarie Bank Ltd., 3.27%, 10/11/19(a)(g)		500	499,660

Total Commercial Paper — 0.9% (Cost: $499,558)			499,660

		Shares

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(h)*		1,420,307	1,420,307

Total Money Market Funds — 2.4% (Cost: $1,420,307)			1,420,307

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 11.8%
Federal Home Loan Bank Discount Notes, 1.88%, 11/22/19(g)	USD	7,000	$6,980,991

Total U.S. Government Sponsored Agency Securities — 11.8% (Cost: $6,981,012)			6,980,991

Total Short-Term Securities — 15.1% (Cost: $8,900,877)			8,900,958

Total Options Purchased — 0.0% (Cost: $52,504)			11,726

Total Investments Before Options Written and TBA Sale Commitments — 152.3% (Cost: $88,058,412)			89,920,345

Total Options Written — (0.1)% (Premium Received — $74,635)			(91,247)

TBA Sale Commitments — (26.4)%(e)

Mortgage-Backed Securities — (26.4)%
Government National Mortgage Association:
3.00%, 10/15/49		376	(385,826)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 10/15/49 - 12/15/49	USD	1,598	$(1,654,398)
4.00%, 10/15/49		607	(630,724)
4.50%, 10/15/49		97	(101,364)
5.00%, 10/15/49		233	(245,651)
Uniform Mortgage-Backed Securities:
2.50%, 10/25/34 - 11/25/34		1,036	(1,044,440)
3.00%, 10/25/34 - 11/25/49		7,732	(7,845,430)
3.50%, 10/25/34 - 10/25/49		949	(973,622)
4.00%, 10/25/34 - 10/25/49		920	(955,104)
4.50%, 10/25/49		500	(526,477)
5.00%, 10/25/49		861	(922,144)
5.50%, 10/25/49		88	(95,257)
6.00%, 10/25/49		160	(177,025)

Total TBA Sale Commitments — (26.4)% (Proceeds: $15,539,358)			(15,557,462)

Total Investments Net of Options Written and TBA Sale Commitments — 125.8% (Cost: $72,444,419)			74,271,636

Liabilities in Excess of Other Assets — (25.8)%			(15,238,833)

Net Assets — 100.0%			$59,032,803

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Represents or includes a TBA transaction.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)	Annualized 7-day yield as of period end.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,138,766	(718,459)	1,420,307	$1,420,307	$25,678	$—		$—

(a)	Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Bank of America Securities, Inc.	2.50%	09/30/19	10/01/19	$1,615,550	$1,615,662	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	1,918,350	1,918,483	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	1,818,563	1,818,689	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	1,296,225	1,296,315	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	1,323,000	1,323,092	U.S. Treasury Obligations	Overnight
Bank of America Securities, Inc.	2.50	09/30/19	10/01/19	1,319,850	1,319,942	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.85	09/30/19	10/01/19	3,128,578	3,128,739	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.90	09/30/19	10/01/19	214,194	214,205	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	2.10	09/30/19	10/01/19	917,375	917,429	U.S. Treasury Obligations	Overnight

				$13,551,685	$13,552,556

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	1	12/06/19	$159	$767
90-day Eurodollar	7	12/16/19	1,716	(272)
U.S. Treasury 10 Year Note	19	12/19/19	2,476	1,878
U.S. Treasury 10 Year Ultra Note	5	12/19/19	712	2,333
U.S. Treasury Long Bond	1	12/19/19	162	(4,168)
U.S. Treasury Ultra Bond	1	12/19/19	192	(5,775)
U.S. Treasury 2 Year Note	28	12/31/19	6,034	3,683
90-day Eurodollar	16	03/16/20	3,933	3,915

				2,361

Short Contracts
Euro-Bund	1	12/06/19	190	(1,015)
Euro-Buxl	1	12/06/19	237	4,114
U.S. Treasury 5 Year Note	11	12/31/19	1,311	(3,298)

				(199)

				$2,162

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	41,698	USD	10,000	Citibank NA	10/02/19	$36
USD	272,230	EUR	247,000	State Street Bank and Trust Co.	10/03/19	2,992
INR	360,700	USD	5,000	BNP Paribas SA	10/07/19	94
USD	5,000	KRW	5,958,689	UBS AG	10/10/19	29
USD	7,385	COP	25,405,900	Citibank NA	10/23/19	92
USD	20,767	COP	71,226,950	Credit Suisse International	10/23/19	320
USD	10,000	COP	34,539,500	Deutsche Bank AG	10/23/19	85
USD	17,038	COP	58,729,900	JPMorgan Chase Bank NA	10/23/19	178
USD	22,906	COP	78,398,450	Natwest Markets plc	10/23/19	400
TWD	309,954	USD	10,000	Morgan Stanley & Co. International plc	10/30/19	6
USD	10,000	TWD	309,439	UBS AG	10/30/19	11
BRL	41,685	USD	10,000	Barclays Bank plc	11/04/19	8
BRL	83,896	USD	20,000	JPMorgan Chase Bank NA	11/04/19	142
BRL	83,899	USD	20,000	UBS AG	11/04/19	143
USD	152,851	MXN	2,995,000	BNP Paribas SA	11/06/19	2,024
USD	20,000	MXN	394,778	Citibank NA	11/06/19	119
USD	20,000	RUB	1,293,115	Citibank NA	11/06/19	154
USD	88,965	IDR	1,272,358,901	UBS AG	12/18/19	118
USD	85,000	JPY	9,135,460	BNP Paribas SA	12/18/19	19
USD	15,000	JPY	1,612,140	Royal Bank of Canada	12/18/19	3
USD	89,176	RUB	5,793,890	Citibank NA	12/18/19	787
USD	89,176	ZAR	1,317,896	State Street Bank and Trust Co.	12/18/19	3,038

						10,798

BRL	41,278	USD	10,000	BNP Paribas SA	10/02/19	(65)
BRL	81,558	USD	20,000	Citibank NA	10/02/19	(371)
USD	20,000	BRL	83,736	JPMorgan Chase Bank NA	10/02/19	(153)
USD	20,000	BRL	83,736	UBS AG	10/02/19	(153)
USD	5,000	INR	357,950	Morgan Stanley & Co. International plc	10/07/19	(55)
ARS	147,900	USD	3,000	JPMorgan Chase Bank NA	10/15/19	(680)
USD	3,000	ARS	207,000	BNP Paribas SA	10/15/19	(247)
USD	3,000	ARS	210,000	Goldman Sachs International	10/15/19	(294)
COP	34,110,000	USD	10,000	Barclays Bank plc	10/23/19	(208)
USD	10,000	TWD	312,500	BNP Paribas SA	10/30/19	(88)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund

Forward Foreign Currency Exchange Contracts  (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,000	BRL	41,667	BNP Paribas SA	11/04/19	$(4)
IDR	141,720,000	USD	10,000	Citibank NA	11/06/19	(44)
MXN	391,884	USD	20,000	BNP Paribas SA	11/06/19	(264)
RUB	1,926,426	USD	30,000	Goldman Sachs International	11/06/19	(435)
USD	22,000	MXN	439,204	Citibank NA	11/06/19	(118)
USD	73,376	RUB	4,846,868	Morgan Stanley & Co. International plc	11/06/19	(1,011)
ARS	153,600	USD	3,000	BNP Paribas SA	11/13/19	(708)
BRL	379,719	USD	93,000	UBS AG	12/18/19	(2,044)
IDR	1,257,431,310	USD	88,965	Deutsche Bank AG	12/18/19	(1,161)
JPY	12,680,347	USD	118,000	Citibank NA	12/18/19	(43)
RUB	5,804,148	USD	89,176	Goldman Sachs International	12/18/19	(631)
USD	93,000	BRL	389,388	JPMorgan Chase Bank NA	12/18/19	(272)
ZAR	1,309,771	USD	89,176	Natwest Markets plc	12/18/19	(3,569)

						(12,618)

Net Unrealized Depreciation						$(1,820)

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
USD Currency	BNP Paribas SA	12/17/19	JPY	106.00	USD	300	$2,228
USD Currency	Royal Bank of Canada	12/17/19	JPY	106.00	USD	35	260
USD Currency	Deutsche Bank AG	12/20/19	JPY	106.00	USD	311	2,415

							$4,903

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	1.70%	USD	97	$2,457
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Bank of America NA	03/17/20	1.70%	USD	34	861

										3,318

Put
5-Year Interest Rate Swap	2.13%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/25/19	2.13%	USD	1,900	157
2-Year Interest Rate Swap	2.00%	Semi-Annual	3 monthLIBOR	Quarterly	JPMorgan Chase Bank NA	01/22/20	2.00%	USD	4,700	1,685
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	700	22
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	850	33
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	850	33
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	1.70%	USD	97	1,166
10-Year Interest Rate Swap	1.70%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/17/20	1.70%	USD	34	409

										3,505

										$6,823

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
90-day Eurodollar December 2019 Futures	14	12/16/19	USD	98.25	USD	3,500	$(1,575)
90-day Eurodollar March 2020 Futures	24	03/16/20	USD	98.00	USD	6,000	(21,900)

							$(23,475)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.62%	Semi-Annual	Bank of America NA	11/06/19	1.62%	USD	600	$(7,145)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.22%	Semi-Annual	Bank of America NA	11/14/19	1.22%	USD	800	(1,524)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.18%	Semi-Annual	Barclays Bank plc	12/04/19	1.18%	USD	900	(2,368)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.62%	Semi-Annual	Bank of America NA	12/11/19	1.62%	USD	600	(9,070)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.89%	Semi-Annual	Citibank NA	05/01/20	1.89%	USD	4,300	(41,357)

										(61,464)

Put
5-Year Interest Rate Swap	2.33%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/25/19	2.33%	USD	2,960	(50)
10-Year Interest Rate Swap	1.62%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	12/11/19	1.62%	USD	600	(6,258)

										(6,308)

										$(67,772)

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

0.81%	At Termination	1 month HICPXT	At Termination	09/15/24	EUR	900	$(695)	$—	$(695)
1 month HICPXT	At Termination	0.99%	At Termination	09/15/29	EUR	900	1,355	—	1,355

							$660	$—	$660

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	1,486	$842	$—	$842
3 month LIBOR	Quarterly	1.37%	Semi-Annual	N/A		11/30/20	USD	1,350	(2,763)	10,421	(13,184)
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/20	USD	2,470	5,055	—	5,055
3 month LIBOR	Quarterly	2.38%	Semi-Annual	N/A		05/03/21	USD	1,460	24,390	—	24,390
6.86%	Monthly	28 day MXIBTIIE	Monthly	07/24/20	(a)	07/23/21	MXN	265	(77)	—	(77)
6.90%	Monthly	28 day MXIBTIIE	Monthly	07/27/20	(a)	07/26/21	MXN	370	(115)	—	(115)
6.78%	Monthly	28 day MXIBTIIE	Monthly	08/07/20	(a)	08/06/21	MXN	1,171	(302)	—	(302)
6 month GBP LIBOR	Semi-Annual	0.75%	Semi-Annual	N/A		09/24/21	GBP	1,200	2,450	—	2,450
6 month GBP LIBOR	Semi-Annual	0.73%	Semi-Annual	N/A		09/26/21	GBP	1,195	1,824	—	1,824
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/18/22	MXN	288	(253)	—	(253)

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.23%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/19/22	MXN	144	$(127)	$—	$(127)
7.22%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/20/22	MXN	55	(48)	—	(48)
7.21%	Monthly	28 day MXIBTIIE	Monthly	N/A		07/25/22	MXN	77	(67)	—	(67)
7.20%	Monthly	28 day MXIBTIIE	Monthly	N/A		08/03/22	MXN	527	(443)	—	(443)
28 day MXIBTIIE	Monthly	7.00%	Monthly	N/A		08/11/22	MXN	669	392	—	392
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	424	(338)	—	(338)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	321	(258)	—	(258)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/23	USD	1,035	(32,535)	—	(32,535)
28 day MXIBTIIE	Monthly	8.13%	Monthly	N/A		02/02/24	MXN	380	1,181	—	1,181
28 day MXIBTIIE	Monthly	8.14%	Monthly	N/A		02/05/24	MXN	273	855	—	855
3 month LIBOR	Quarterly	2.61%	Semi-Annual	N/A		02/07/24	USD	700	32,606	—	32,606
2.71%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/18/24	USD	1,700	(87,950)	—	(87,950)
28 day MXIBTIIE	Monthly	6.73%	Monthly	N/A		08/09/24	MXN	226	86	—	86
28 day MXIBTIIE	Monthly	6.67%	Monthly	N/A		08/12/24	MXN	496	131	—	131
28 day MXIBTIIE	Monthly	6.72%	Monthly	N/A		08/13/24	MXN	427	154	—	154
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	15	525	—	525
3.07%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	4,230	(379,443)	—	(379,443)
3.04%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/31/25	USD	1,700	(149,442)	—	(149,442)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/21/28	USD	300	(35,646)	—	(35,646)
3 month LIBOR	Quarterly	1.45%	Semi-Annual	N/A		08/19/29	USD	200	(2,586)	—	(2,586)
3 month LIBOR	Quarterly	1.47%	Semi-Annual	N/A		09/09/29	USD	200	(2,065)	—	(2,065)
1.59%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/12/29	USD	150	(122)	—	(122)
1.61%	Semi-Annual	3 monthLIBOR	Quarterly	10/01/19	(a)	10/01/29	USD	400	(1,067)	—	(1,067)

									$(625,156)	$10,421	$(635,577)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Citibank NA	12/20/24	USD	49	$(170)	$(186)	$16
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	23	177	182	(5)
United Mexican States	1.00%	Quarterly	Citibank NA	12/20/24	USD	10	77	63	14

							$84	$59	$25

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	6.35%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	211	$590	$—	$590
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	01/02/23	BRL	134	2,796	—	2,796
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	640	(441)	—	(441)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	810	$577	$—	$577

								$3,522	$—	$3,522

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund

OTC Interest Rate Swaps (continued)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.02%
1 month HICPXT	Harmonized Index Of Consumer Prices Excluding Tobacco	0.19%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.00%
3 month LIBOR	London Interbank Offered Rate	2.09%
6 month GBP LIBOR	London Interbank Offered Rate	0.83%

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

BRL	Brazilian Real

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

RUB	New Russian Ruble

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

TBA	To-be-announced

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock U.S. Government Bond V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$81,007,661	$—	$81,007,661
Short-Term Securities:
Commercial Paper	—	499,660	—	499,660
Money Market Funds	1,420,307	—	—	1,420,307
U.S. Government Sponsored Agency Securities	—	6,980,991	—	6,980,991
Options Purchased:
Foreign currency exchange contracts	—	4,903	—	4,903
Interest rate contracts	—	6,823	—	6,823
Liabilities:
Investments:
TBA Sale Commitments	—	(15,557,462)	—	(15,557,462)

	$1,420,307	$72,942,576	$—	$74,362,883

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$30	$—	$30
Foreign currency exchange contracts	—	10,798	—	10,798
Interest rate contracts	16,690	74,454	—	91,144
Other contracts	—	1,355	—	1,355
Liabilities:
Credit contracts	—	(5)	—	(5)
Foreign currency exchange contracts	—	(12,618)	—	(12,618)
Interest rate contracts	(38,003)	(774,281)	—	(812,284)
Other contracts	—	(695)	—	(695)

	$(21,313)	$(700,962)	$—	$(722,275)

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $13,552,556 are categorized as Level 2 within the disclosure hierarchy.

10